Earnings per share - EPS Data (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share
(Loss)/profit attributable to equity holders as presented in the income statement	$ (50)	$ 237	$ (210)
Less: Dividends on preferred shares (see note 26)	(24)	(11)
(Loss)/profit attributable to equity holders used in calculating earnings per share	$ (74)	$ 226	$ (210)
Weighted average number of ordinary shares for EPS (millions)	597.6	601.0	538.8
(Loss)/earnings per share - Basic	$ (0.12)	$ 0.38	$ (0.39)
(Loss)/profit attributable to equity holders used in calculating earnings per share - Diluted	$ (74)	$ 226	$ (210)
Weighted average number of ordinary shares for EPS (millions) - Diluted	597.6	601.0	538.8
(Loss)/earnings per share - Diluted	$ (0.12)	$ 0.38	$ (0.39)
Dilutive potential shares	0.0	0.0	0.0